Financial risk management (Details 1) - INR (₨) ₨ in Millions	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of Aging of trade and other receivables past due but not impaired [Line Items]
Trade and other receivables	₨ 49,759	₨ 52,015
Allowance account for credit losses of financial assets	(1,296)	(1,202)	₨ (1,172)
Financial assets past due but not impaired [member]
Disclosure of Aging of trade and other receivables past due but not impaired [Line Items]
Trade and other receivables	51,055	53,217
Allowance account for credit losses of financial assets	(1,296)	(1,202)
Financial assets past due but not impaired [member] | Neither Past Due Nor Impaired [Member]
Disclosure of Aging of trade and other receivables past due but not impaired [Line Items]
Trade and other receivables	41,350	45,864
Not later than one year [member] | Financial assets past due but not impaired [member]
Disclosure of Aging of trade and other receivables past due but not impaired [Line Items]
Trade and other receivables	8,598	6,305
Later than one year [member] | Financial assets past due but not impaired [member]
Disclosure of Aging of trade and other receivables past due but not impaired [Line Items]
Trade and other receivables	₨ 1,107	₨ 1,048